ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about accounts payable [Line Items]
Accounts payable	$ 678	$ 741
Accruals classified as current, other than payroll accruals	567	556
Payroll accruals	258	259
Trade and other current payables	$ 1,503	$ 1,556